1998 ANNUAL REPORT

IDS
New
Dimensions
Fund
(prospectus enclosed)

(icon of) dimension

The goal of IDS New Dimensions Fund, Inc. is long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


     AMERICAN EXPRESS Financial Advisors (logo)

     Distributed by American Express Financial Advisors Inc.

(icon of) dimension

     Fast-track stocks

     What type of stock has been the driving force behind the dramatic increases posted by U.S. and foreign stock markets in recent years? The answer is growth stocks -- that is, stocks of companies that have a track record of increasing their business and profits at a rapid pace. These companies, some large and well-known, others smaller and newly discovered, form the foundation of IDS New Dimensions Fund. The Fund looks for companies from around the world that not only have a history of continuous growth, but are believed to be poised to continue growing over the long term due to their management, marketing innovation and/or technological advances.

 Contents

                1998 annual report

                From the chairman                                     4
                From the portfolio manager                            4
                The Portfolio's ten largest holdings                  6
                Making the most of the Fund                           7
                The Fund's long-term performance                      8
                Independent auditors' report (Fund)                   9
                Financial statements (Fund)                          10
                Notes to financial statements (Fund)                 13
                Independent auditors' report (Portfolio)             17
                Financial statements (Portfolio)                     18
                Notes to financial statements (Portfolio)            21
                Investments in securities                            28
                IDS mutual funds                                     33
                Federal income tax information                       37

                1998 prospectus

                The Fund in brief                                    3p
                Goal                                                 3p
                Investment policies and risks                        3p
                Structure of the Fund                                4p
                Manager and distributor                              4p
                Portfolio manager                                    5p
                Alternative purchase arrangements                    5p

                Sales charge and Fund expenses                       6p

                Performance                                          8p
                Financial highlights                                 8p
                Total returns                                       10p

                Investment policies and risks                       13p
                Facts about investments and their risks             13p
                Valuing Fund shares                                 16p

                How to purchase, exchange or redeem shares          17p
                Alternative purchase arrangements                   17p
                How to purchase shares                              20p
                How to exchange shares                              23p
                How to redeem shares                                23p
                Reductions and waivers of the sales charge          28p

                Special shareholder services                        33p
                Services                                            33p
                Quick telephone reference                           33p

                Distributions and taxes                             34p
                Dividend and capital gain distributions             34p
                Reinvestments                                       35p
                Taxes                                               35p
                How to determine the correct TIN                    37p

                How the Fund and Portfolio are organized            38p
                Shares                                              38p
                Voting rights                                       38p
                Shareholder meetings                                38p
                Special considerations regarding
                   master/feeder structure                          39p
                Board members and officers                          41p
                Investment manager                                  43p
                Administrator and transfer agent                    43p
                Distributor                                         44p

                About American Express Financial Corporation        45p
                General information                                 45p
                Year 2000                                           46p

                Appendix                                            47p
                Descriptions of derivative instruments              47p

     The purpose of this annual report is to tell investors how the Fund performed.

     (icon of) One open book inside of another

     The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.


     (This annual report is not part of the prospectus.)

 To our shareholders

      From the chairman

     If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last fall, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide stock markets, including the U.S.

     The potential for such volatility reinforces the need for an investor to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's major change in your financial situation or in the financial markets.


     William R. Pearce
    (picture of) William R. Pearce
     William R. Pearce
     Chairman of the board

      From the portfolio manager

     The past 12 months was a highly volatile period for stocks, especially the growth sector. In the end, though, IDS New Dimensions Fund generated positive results for the fiscal year -- August 1997 through July 1998. For the Fund's Class A shares, the total return was 16.2%. (A portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset by a like amount.)

     After a spectacular summer, the stock market was kept off balance for much of the past fall and winter. The initial problem was a rise in long-term interest rates, which caused stocks to stumble at the outset of the period. After a rebound in September, stocks then were confronted with the far-reaching effect of financial turmoil in Asia.

     This phenomenon immediately raised concerns that profits of American companies -- particularly those in technology-related businesses, for which Asia is an important market -- might soon erode. The result was a

(This annual report is not part of the prospectus.)

sharp decline for stocks last October, followed by a lingering case of the winter doldrums. But, thanks to support provided by ongoing low inflation, a decline in long-term interest rates and still-solid economic growth, stocks mounted a robust recovery from February through April, before petering out in the summer.

     Core investments
     little changed

     The Fund's performance pattern generally followed that of the broad market, although its fluctuations were somewhat more dramatic. That condition was largely an outgrowth of the Fund's substantial holdings among technology stocks, which were whipsawed by the Asian storm. The Fund's other major areas of exposure -- health care and financial/business services stocks -- provided relatively consistent performance, as their profit prospects appeared more stable.

     For the most part, I maintained an investment emphasis on large-capitalization growth stocks such as General Electric, Norwest Corporation and Pfizer. That worked to the Fund's advantage, as a relatively small group of large-cap issues accounted for the great majority of the total stock market's advance over the 12 months. In fact, to illustrate the narrowness of the market's success, just five stocks in the Standard & Poor's 500 stock index generated nearly 25% of the gain for the index as a whole.

     Fund performance also benefited from a reduction in cash reserves, which I implemented last winter, and virtually no exposure to smaller foreign markets, particularly those in Asia and Latin America.

     As we begin the new fiscal year, two of the three driving factors for the stock market -- inflation and long-term interest rates -- remain encouragingly low. The third -- corporate earnings -- is more in doubt, as the fallout from the `Asian flu' continues. Therefore, I plan to continue to concentrate investments in large-cap domestic stocks that appear best able to generate consistent earnings growth.


     Gordon Fines
    (picture of) Gordon Fines
     Gordon Fines
     Portfolio manager

     (This annual report is not part of the prospectus.)

Class A
 12-month performance
(All figures per share)

Net asset value (NAV)


July 31, 1998        $27.59
July 31, 1997        $25.69
Increase             $ 1.90

Distributions
Aug. 1, 1997 - July 31, 1998

From income          $  0.17
From capital gains   $  1.73
Total distributions  $  1.90

Total return*        +16.2%**

Class B
 12-month performance

(All figures per share)

Net asset value (NAV)


July 31, 1998        $27.19
July 31, 1997        $25.38
Increase             $ 1.81

Distributions
Aug. 1, 1997 - July 31, 1998

From income          $ 0.03
From capital gains   $ 1.73
Total distributions  $ 1.76

Total return*        +15.3%**

Class Y
 12-month performance
(All figures per share)

Net asset value (NAV)

July 31, 1998        $27.62
July 31, 1997        $25.72
Increase             $ 1.90

Distributions
Aug. 1, 1997 - July 31, 1998

From income          $ 0.20
From capital gains   $ 1.73
Total distributions  $ 1.93

Total return*        +16.3%**

     * The prospectus discusses the effect of sales charges, if any, on the various classes.

     **The total return is a hypothetical investment in the Fund with all distributions reinvested.

     (This annual report is not part of the prospectus.)

 The Portfolio's ten largest holdings

                                              Percent                  Value
                          (of Portfolio's net assets)   (as of July 31, 1998)

       General Electric                   3.79%                 $669,843,750

       Cisco Systems                      2.98                   526,625,000

       Pfizer                             2.93                   517,000,000

       Wal-Mart Stores                    2.75                   486,062,500

       Travelers Group                    2.46                   435,500,000

       Microsoft                          2.21                   389,842,500

       Norwest                            2.03                   359,375,000

       Safeway                            2.01                   354,500,000

       BellSouth                          1.93                   341,562,499

       Waste Management                   1.81                   319,725,000


     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The ten holdings listed here make up 24.90% of the Portfolio's net assets

     (This annual report is not part of the prospectus.)

 Making the most of the Fund

     Build your assets systematically

     One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

     Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

     You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o  you receive income when the Fund's  stock  dividends,   interest  and
        short-term gains exceed its expenses.

     All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

     (This annual report is not part of the prospectus.)

 The Fund's long-term performance

     Assumes: oHolding period from 8/1/88 to 7/31/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $25,233. Also see "Performance" in the Fund's current prospectus.

     Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P companies are generally larger than those in which the Portfolio invests.

     Lipper Growth Fund Index, published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

How your $10,000 has grown in IDS New Dimensions Fund
                                                                    $57,198
                                                        New Dimensions Fund
                                                                    Class A

$50,000

$40,000

$30,000
                                                        Lipper Growth
                                                          Fund Index
$20,000                          S&P 500
                             Stock Index

$9,500

'88     '89    '90     '91    '92   '93    '94     '95    '96    '97     '98

 Average annual total return
 (as of July 31, 1998)
                             1 year         Since      5 years     10 years
                                       inception*
 Class A                    +10.38%           --%      +19.37%      +19.05%
 Class B                    +11.31%       +26.18%          --%          --%
 Class Y                    +16.28%       +27.82%          --%          --%

*Inception date was March 20, 1995.

     On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Growth Fund Index. In comparing New Dimensions Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

     Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

     (This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #58 to Registration Statement No. 2-28529 filed on or about September 25, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS mutual funds

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

IDS mutual funds

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

     Federal income tax information

     IDS New Dimensions Fund, Inc.

     The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

     IDS New Dimensions Fund, Inc.
     Fiscal year ended July 31, 1998

      Class A

      Income distribution
      taxable as dividend income, 100% qualifying for deduction by corporations.

      Payable date                                         Per share

      Dec. 29, 199                                         $0.16921

       Capital gain distribution taxable as long-term capital gain.

       Payable date                                         Per share

       Dec. 29, 1997                                         $1.73514

       Total distributions                                   $1.90435

     The  long-term  capital  gains   distribution  is  divided  into  two  rate
     categories: 28% - $0.60192 and 20% - $1.13322.

(This annual report is not part of the prospectus.)

      Federal income tax information

      Class B

      Income distribution
      taxable as dividend income, 100% qualifying for deduction by corporations.

      Payable date                                          Per share

       Dec. 29, 1997                                          $0.02740


       Capital gain distribution
       taxable as long-term capital gain.

       Payable date                                          Per share

       Dec. 29, 1997                                          $1.73514

       Total distributions                                    $1.76254

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.60192 and 20% - $1.13322.

      (This annual report is not part of the prospectus.)

      Class Y

      Income distribution
      taxable as dividend income, 100% qualifying for deduction by corporations.

      Payable date                                           Per share

      Dec. 29, 1997                                           $0.19314

       Capital gain distribution
       taxable as long-term capital gain.

       Payable date                                           Per share

       Dec. 29, 1997                                           $1.73514

       Total distributions                                     $1.92828

      The long-term capital gains distribution is divided into two rate categories: 28% - $0.60192 and 20% - $1.13322.

     (This annual report is not part of the prospectus.)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800

TTY Service                 For the hearing impaired               800-846-4852


American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



*You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors (logo)


IDS New Dimensions Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.